Supplementary Cash Flow Information	12 Months Ended
Jun. 30, 2023
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION

17. SUPPLEMENTARY CASH FLOW INFORMATION

Changes in non-cash operating working capital:	Years Ended June 30,
	2023	2022
Receivables	$(215,425)	$30,117
Deposits and prepayments	(306,662)	27,796
Accounts payable and accrued liabilities	(256,447)	551,707
Due to a related party	(307,610)	316,180
	$(1,086,144)	$925,800

Non-cash capital transactions:	Years Ended June 30,
	2023	2022
Addition of capital expenditures of mineral property interest from deposits and prepayments	$143,495	$-
(Payment) addition of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$(929,408)	$1,910,439